Produced Content, Net - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Film, Capitalized Cost [Abstract]
Amortization expense for produced content predominantly monetized with other content assets	¥ 6,222.2	$ 889.8	¥ 5,253.9	¥ 5,207.5
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Product and Service Sold	Cost of Product and Service Sold	Cost of Product and Service Sold	Cost of Product and Service Sold
Amortization expense for produced content predominantly monetized on its own	¥ 604.9	$ 86.5	¥ 543.7	¥ 1,088.2
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Product and Service Sold	Cost of Product and Service Sold	Cost of Product and Service Sold	Cost of Product and Service Sold
Accrued participation liabilities	¥ 350.8				$ 50.2